Acquisitions (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information	The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.

	Three Months Ended September 30,		Nine Months Ended September 30, 2024
	2024	2023	2024	2023
Net sales	$109,745	$91,213	$320,459	$258,505
Income (loss) before income taxes	7,050	(8,563)	6,869	(22,444)
The pro forma information does not include the effects of any synergies, cost reduction initiatives or anticipated integration costs related to the acquisitions.

Year Ended December 31, 2022
Net sales	$262,860
Loss before income taxes	(7,199)

DAC Engineered Products, LLC
Business Acquisition [Line Items]
Summary of Final and Preliminary Purchase Price Allocation of Estimated Fair Values of Assets Acquired and the Liabilities	The following table summarizes the final purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$3,768
Property, plant and equipment	763
Intangible assets	10,500
Goodwill	17,240
Deferred taxes	448

Total assets acquired	32,719
Liabilities assumed:
Current liabilities	1,341
Long-term liabilities	249

Total liabilities assumed	1,590

Net assets acquired	$31,129

The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$3,768
Property, plant and equipment	763
Intangible assets	10,500
Goodwill	17,529
Deferred taxes	448

Total assets acquired	33,008

Liabilities assumed:
Current liabilities	1,341
Long-term liabilities	249

Total liabilities assumed	1,590

Net assets acquired	$31,418

CAV Systems Group Limited
Business Acquisition [Line Items]
Summary of Final and Preliminary Purchase Price Allocation of Estimated Fair Values of Assets Acquired and the Liabilities	The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$7,922
Property, plant and equipment	6,555
Intangible assets	9,884
Goodwill	12,809
Deferred taxes	100

Total assets acquired	37,270
Liabilities assumed:
Current liabilities	7,245
Long-term liabilities	1,019

Total liabilities assumed	8,264

Net assets acquired	$29,006

The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$7,922
Property, plant and equipment	6,605
Intangible assets	9,884
Goodwill	12,124
Deferred taxes	100

Total assets acquired	36,635

Liabilities assumed:
Current liabilities	6,610
Long-term liabilities	1,019

Total liabilities assumed	7,629

Net assets acquired	$29,006

Applied Avionics, Inc.
Business Acquisition [Line Items]
Summary of Final and Preliminary Purchase Price Allocation of Estimated Fair Values of Assets Acquired and the Liabilities	The following table summarizes the preliminary purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$9,357
Property, plant and equipment	6,996
Intangible assets	152,100
Goodwill	220,927

Total assets acquired	389,380
Liabilities assumed:
Current liabilities	5,869

Net assets acquired	$383,511

SCHROTH Safety Products
Business Acquisition [Line Items]
Summary of Final and Preliminary Purchase Price Allocation of Estimated Fair Values of Assets Acquired and the Liabilities	The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and the liabilities assumed at the transaction date (in thousands):

Assets acquired:
Current assets	$15,474
Property, plant and equipment	3,310
Intangible assets	75,500
Goodwill	103,990

Total assets acquired	198,274

Liabilities assumed:
Current liabilities	6,319
Long-term liabilities	1,395
Deferred income taxes	16,661

Total liabilities assumed	24,375

Net assets acquired	$173,899